Supplementary Financial Information (Schedule Of Trade Accounts And Other Receivables) (Details) - USD ($) $ in Millions	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Supplementary Financial Information [Abstract]
Gross trade accounts and other receivables	$ 662	$ 666	$ 562
Allowance for uncollectible accounts	(6)	(5)	(3)
Trade accounts receivable - net	$ 656	$ 661	$ 559